Interest expense and other financial income & expense - Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest expense on financial debts	$ (110)	$ (95)	$ (94)
Interest expense from discounting long-term liabilities	(9)	(12)	(17)
Interest expense on lease liabilities	(15)	(13)	(13)
Total interest expense	$ (134)	$ (120)	$ (124)